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
APPENDIX I                    UNITED STATES                            OMB APPROVAL
                    SECURITIES AND EXCHANGE COMMISSION        -----------------------------
                        Washington, D.C. 20549                 OMB Number:       32535-0456
                                                               Expires:     August 31, 2000
                                                               Estimated average burden
                                                               hours per response.........1
                                                              -----------------------------
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                                    FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24t-2

            Read instructions at end of Form before preparing Form.

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  1.    Name and address of issuer:

        Kobrick Cendant Investment Trust
         101 Federal Street
        Boston, MA
            02110
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  2.    The name of each series of class of securities for which this Form is filed (if the form) is being filed for all series and classes of securities of the Issuer, check the box but do not list series or
        classes):                                                       [X]



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  3.    Investment Company Act File Number:    811-8436

        Securities Act File Number:    333-37727

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  4(a). Last day of fiscal year for which this Form is filed:   9/30/98


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  4(b). [_]  Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)

  Note: (If the Form is being filed late, interest must be paid on the registration fee due.

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  4(c). [_]  Check box if this is the last time the Issuer will be filing this
        Form.



--------------------------------------------------------------------------------




SEC 2383(9-97)
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  5.   Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):                                           $75,517,819
                                                                                                ----------

       (ii)   Aggregate price if securities redeemed or
              repurchased during the fiscal year:                                $30,100,344
                                                                                  ----------

       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year ending no
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees payable
              to the Commission:                                                 $__________

       (iv)   Total available redemption credits (add items 5(ii) and 5(iii):                  $30,100,344
                                                                                                ----------

       (v)    Not sales - if item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                                            $45,417,475
                                                                                                ----------

      -----------------------------------------------------------------------------------------
       (vi)   Redemption credits available for sale in future years              $  (       )
              -- If Item 5(I) is less than Item 5(iv) [subtract Item              ------------
              5(iv) from the Item 5(i)]:

      -----------------------------------------------------------------------------------------
       (vii)  Multiplier for determining registration fee (See                                 x .000278
              Instruction C(9):                                                                ----------

       (viii) Registration fee due [multiply Item 5(v) by Item                               =$12,626.06
              5(vii)] (enter "0" if no fee is due):                                            ----------

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  6.   Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1833 pursuant to rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units)
       deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.
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  7.   Interest due - If this Form is being filed more than 90 days after the end of the issuer's
       fiscal year (see Instruction D):                                                       -----------

                                                                                             +$___________

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  8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                             =$12,626.06
                                                                                               ----------

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  9.   Date the registration fee and any interest payment was went to the Commission's lockbox depository:


            Method of delivery:

                           [X]    Wire Transfer
                           [_]    Mail or other means
                                  Date of wire :  12/22/98
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Craig Foscaldo
                          ----------------------------------------------------

                              Craig Foscaldo, Chief Financial Officer
                          ----------------------------------------------------

Date  December 22, 1998

 *Please print the name and title of the signing officer below the signature.